Segment information (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Statement [Line Items]
Segment reporting description	For the year ended December 31, 2025, four interests generated 48%, 15%, 14%, and 12% of the Company’s royalty revenue, totaling $10,736, and three interests generated 42%, 38% and 13% of the Company’s net precious metals income totalling, $4,264. Comparatively, for the year ended December 31, 2024, two interests generated 84% and 11% of the Company’s royalty revenue, totaling $10,431.
Non-current asset	$ 3,674
Royalty Interests [Member]
Statement [Line Items]
Non-current asset	17,815
Streams And Other Interests [Member]
Statement [Line Items]
Non-current asset	$ 56,119